Long-term debt - Schedule of Long-Term Debt (Parenthetical) (Detail) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended													12 Months Ended
	Dec. 31, 2013 Revolving credit facilities [Member] CreditFacility	Dec. 31, 2012 Revolving credit facilities [Member]	Jan. 31, 2014 Revolving credit facilities [Member] Subsequent events [Member]	Dec. 31, 2013 Revolving credit facilities [Member] Minimum [Member]	Dec. 31, 2012 Revolving credit facilities [Member] Minimum [Member]	Dec. 31, 2013 Revolving credit facilities [Member] Maximum [Member]	Dec. 31, 2012 Revolving credit facilities [Member] Maximum [Member]	Dec. 31, 2013 Term loan credit facilities [Member] CreditFacility	Dec. 31, 2012 Term loan credit facilities [Member]	Jan. 31, 2014 Term loan credit facilities [Member] Subsequent events [Member]	Dec. 31, 2013 Term loan credit facilities [Member] Export Import Bank Of Korea [Member]	Dec. 31, 2013 Term loan credit facilities [Member] Interest Between 6% and 7% [Member]	Dec. 31, 2013 Term loan credit facilities [Member] Non-interest bearing until relevant vessel delivered [Member]	Dec. 31, 2013 Term loan credit facilities [Member] LIBOR [Member]	Dec. 31, 2013 Term loan credit facilities [Member] Minimum [Member]	Dec. 31, 2013 Term loan credit facilities [Member] Minimum [Member] LIBOR [Member]	Dec. 31, 2013 Term loan credit facilities [Member] Maximum [Member]	Dec. 31, 2013 Term loan credit facilities [Member] Maximum [Member] LIBOR [Member]	Dec. 31, 2013 One and Three Month LIBOR [Member] Revolving credit facilities [Member]	Dec. 31, 2012 One Month LIBOR [Member] Revolving credit facilities [Member]	Dec. 31, 2013 One Month LIBOR [Member] Term loan credit facilities [Member]	Dec. 31, 2012 One Month LIBOR [Member] Term loan credit facilities [Member]	Dec. 31, 2012 Three Month LIBOR [Member] Revolving credit facilities [Member]	Dec. 31, 2013 Three Month LIBOR [Member] Term loan credit facilities [Member]	Dec. 31, 2012 Three Month LIBOR [Member] Term loan credit facilities [Member]	Dec. 31, 2013 LIBOR plus margin [Member] Term loan credit facilities [Member]	Dec. 31, 2013 LIBOR plus margin [Member] Term loan credit facilities [Member] Minimum [Member]	Dec. 31, 2012 LIBOR plus margin [Member] Term loan credit facilities [Member] Minimum [Member]	Dec. 31, 2013 LIBOR plus margin [Member] Term loan credit facilities [Member] Maximum [Member]	Dec. 31, 2012 LIBOR plus margin [Member] Term loan credit facilities [Member] Maximum [Member]	Dec. 31, 2013 Six Month Libor [Member] Term loan credit facilities [Member]	Dec. 31, 2012 Six Month Libor [Member] Term loan credit facilities [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings	$ 2,388,284,000	$ 2,392,685,000						$ 1,739,497,000	$ 1,026,802,000
Credit facilities, aggregate borrowings undrawn	119,443,000	104,743,000						766,720,000	223,800,000
Number of long-term revolving credit facilities	5
Revolving credit facility, outstanding	1,000,000,000									433,800,000
Revolving credit facility, maturity date	May 31, 2015
Revolving credit facility, maturity date extended			May 2015 to May 2019
Revolving credit facility, Reduction	340,000,000
Revolving credit facility reduction funded by cash	260,000,000
Credit facility maturity start date	Jul. 05, 2017							Mar. 12, 2017
Credit facility maturity end date	Dec. 31, 2023							Feb. 27, 2025
Interest rate description	Interest is calculated as one month or three month LIBOR plus a margin per annum																									Interest is calculated as one month, three month or six month LIBOR plus a margin per annum
Debt instrument description	At December 31, 2013, the one month and three month LIBOR was 0.2% (2012-one month-0.2% and three month-0.3%) and the margins ranged between 0.5% and 0.9% (2012-0.5% and 0.9%).																									At December 31, 2013, the one month, three month and six month LIBOR was 0.2%, 0.2% and 0.4%, respectively (2012-one month-0.2%, three month-0.3% and six month-0.7%) and the margins ranged between 0.4% and 4.8% (2012-0.4% and 4.8%).
LIBOR interest rate																			0.20%	0.20%	0.20%	0.20%	0.30%	0.20%	0.30%						0.40%	0.70%
Interest rate margin				0.50%	0.50%	0.90%	0.90%				0.70%																0.40%	0.40%	4.80%	4.80%
Weighted average rate of interest, including the margin	0.80%	0.90%						2.70%	2.30%
Commitment fee on undrawn amount				0.20%		0.30%									0.20%	0.40%	1.10%	1.10%
Description of the terms of a credit facility arrangement	The Revolver loan payments are made in quarterly or semi-annual payments commencing six or thirty-six months after delivery of the associated newbuilding containership. For one of our Revolvers, payments commence four months after the amendment date of the loan agreement.
Number of term loan credit facilities								12
Credit facilities, LIBOR based term loans														627,000,000
Amounts drawn under term loans facilities														30,000,000
Additional fixed rate term loans								134,000,000
Term loan principal outstanding amount								694,400,000			129,377,000	149,000,000
Interest rate on debt instrument													6.00%
Interest rate on debt instrument if term is extended													7.00%
Term loan, outstanding principal								$ 149,000,000
Term Loan payments, Description								Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership or utilization date.